SALE OF ASSETS/BUSINESSES	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Text Block [Abstract]
SALE OF ASSETS/BUSINESSES
2.	SALE OF BUSINESS

On June 28, 2013, we entered into an Asset Purchase Agreement (the “NDS Agreement”) to sell substantially all of the assets used in connection with our DrainTech product line to National Diversified Sales, Inc. (“NDS”) in exchange for cash. The NDS Agreement defined the purchase price to consist of a cash payment of $5,877. The net book value for the related assets, consisting of inventory and property and equipment, was $1,029, bringing the net gain recognized to $4,848. The sale transaction closed on June 28, 2013. The Company determined that this sale did not qualify for discontinued operations reporting.

2.	SALE OF ASSETS/BUSINESSES

On November 21, 2011, we entered into an asset purchase agreement (the “ISI Agreement”) to sell our septic chamber business to Infiltrator Systems, Inc. (“ISI”). The ISI Agreement defined the purchase price to consist of a cash payment of $40,000 (to be adjusted for the change in inventory value from the signing date to closing date), plus other consideration in the form of various future benefits (primarily reduced costs) provided to ADS as a result of amendments to existing supply agreements (“Intellectual Property Agreement” and “Manufacturing Agreement”) and the execution of a new Septic Chamber Distribution Agreement. The existing supply agreements resulted from the purchase of StormTech, LLC (“StormTech”) in 2010. The Septic Chamber Distribution Agreement allows ADS to continue to sell Biodiffuser and Arc chambers as a nonexclusive distributor, but provides purchase discounts and a rebate. The sale transaction closed on January 17, 2012.

At closing, we received a cash payment of $38,953 (adjusted for the change in inventory value). The amended Intellectual Property Agreement reduced the royalty rate on sales of StormTech chambers from 4% to 0%. Our liability for royalties owed to ISI as part of the purchase of StormTech was $11,317 as of the closing date. The fair values for the amended Manufacturing Agreement (reduced cost of StormTech chambers purchased by ADS from ISI) and the Septic Chamber Distribution Agreement (reduced costs for chamber purchases, plus a rebate) were determined by management with the assistance of an independent third-party valuation firm. The values established for the Manufacturing Agreement and Septic Chamber Distribution Agreement were $3,600 and $7,600, respectively. Consequently, the total consideration received from the sale of the septic chamber business amounted to $61,470. The net book value for the related assets, consisting of inventory, property, and equipment, and patents, was $13,116. As part of the transaction the Company wrote off $3,720 in goodwill, bringing the net gain recognized to $44,634. We also incurred $1,823 in transaction costs related to the sale of the business, which is recorded in General and administrative expenses. The values for the Manufacturing Agreement and the Septic Chamber Distribution Agreement are recorded in intangible assets and will be amortized ratably over the seven year term of the agreements.

Our continuing involvement with the septic chamber business precludes classification of these transactions as discontinued operations.

On December 21, 2012, we entered into an asset purchase agreement (the “Basalite Agreement”) to sell substantially all of the assets used in connection with our plastic edging product line to Basalite Concrete Products, LLC (“Basalite”) in exchange for cash and a note receivable. The Basalite Agreement defined the purchase price to consist of a cash payment of $600, plus other consideration in the form of an executed promissory note for $1,800. Under terms of the note, Basalite will pay ADS $600 cash on each of the first three one-year anniversaries of the closing date. The net book value for the related assets, consisting of inventory and property and equipment, was $190 bringing the net gain recognized to $2,210. The sale transaction closed on December 28, 2012.

On June 28, 2013, we entered into an Asset Purchase Agreement (the “NDS Agreement”) to sell substantially all of the assets used in connection with our DrainTech product line to National Diversified Sales, Inc. (“NDS”) in exchange for cash. The NDS Agreement defined the purchase price to consist of a cash payment of $5,877. The net book value for the related assets, consisting of inventory and property and equipment, was $1,029 bringing the net gain recognized to $4,848. The sale transaction closed on June 28, 2013. The Company determined that this sale did not qualify for discontinued operations reporting.

In the fourth quarter of fiscal year 2014, we completed the sale of two assets/businesses that individually and in the aggregate were not significant. The aggregate sales price of these two transactions was $3,030, plus other consideration in the form of a note receivable for $1,241. The net book value of these assets/businesses was $3,781 bringing the net gain recognized to $490.